UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ X]; Amendment Number:
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Florida  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Noemi Schaefer
Title:     Chief Operating Officer
Phone:     305-482-8050

Signature, Place, and Date of Signing:

     Noemi Schaefer     Miami, FL/USA     June 03, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $4,539 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
EMC Corporation MASS           Common Stock     268648102      287    20000 SH       SOLE                    20000
Fidelity Nasdaq Com Indx TS    Common Stock     315912808      179     2000 SH       SOLE                     2000
Google                         Common Stock     38259P508      154      350 SH       SOLE                      350
Ishares DJ US Real Estate      Common Stock     464287739      195     3000 SH       SOLE                     3000
Ishares MSCI Brazil Free Indx  Common Stock     464286400      116     1500 SH       SOLE                     1500
Ishares MSCI Hong Kong Index   Common Stock     464286871      126     7000 SH       SOLE                     7000
KKR Private Equity Investors   Common Stock     9999271D0       86     7000 SH       SOLE                     7000
Las Vegas Sands Corp           Common Stock     517834107      221     3000 SH       SOLE                     3000
Mercury General Corp.          Common Stock     589400100      266     6000 SH       SOLE                     6000
Oil SVC Holdrs TR Depository R Common Stock     678002106     1238     7000 SH       SOLE                     7000
Orion Marine Grp 144A          Common Stock     68628V308      183    15300 SH       SOLE                    15300
Potlatch Holdings              Common Stock     737630103      206     5000 SH       SOLE                     5000
Progressive Corp.              Common Stock     743315103      161    10000 SH       SOLE                    10000
SHS Ben Int-Technology         Common Stock     81369Y803      672    30000 SH       SOLE                    30000
Tesoro Corp.                   Common Stock     881609101      150     5000 SH       SOLE                     5000
Valero Energy Corp.            Common Stock     91913Y100       98     2000 SH       SOLE                     2000
Wynn Resorts                   Common Stock     983134107      201     2000 SH       SOLE                     2000